Balance Sheets (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Current Assets
Cash	$ 1,017	$ 638	$ 30,778
Prepaid expenses		525
Total Current Assets	1,017	1,163	30,778
Total Assets	1,017	1,163	30,778
Current Liabilities
Accrued liabilities	40,562	30,311	1,225
Shareholder loans	6,350
Total Current Liabilities	46,912	30,311	1,225
Stockholders' Deficit
Preferred stock, $0.001 par value, 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value, 500,000,000 shares authorized; 3,739,000, 3,739,000 and 3,645,000 shares issued and outstanding, respectively	3,739	3,739	3,645
Additional paid-in capital	47,241	39,241	31,645
Deficit accumulated during the development stage	(96,875)	(72,128)	(5,737)
Total Stockholders' Deficit	(45,895)	(29,148)	29,553
Total Liabilities and Stockholders' Deficit	$ 1,017	$ 1,163	$ 30,778